GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                            COLI VUL-2 Series Account
                            Annual Report Form N-30D
                         File Nos. 333-70963; 811-09201


The information required to be contained in this report for the period ending December 31, 2003 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

American Century Variable Portfolios, Inc.:

VP Income & Growth Portfolio
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000814680-04-000005

VP International Portfolio
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000814680-04-000005

VP Ultra(R)
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000814680-04-000005

VP Value Portfolio
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000814680-04-000005

Dreyfus Variable Investment Fund:

Appreciation Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on February 24, 2004
Accession No. 0000813383-04-000007

Growth and Income Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on February 24, 2004
Accession No. 0000813383-04-000007

Federated Insurance Series:

Federated American Leaders Fund II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted March 2, 2004
Accession No. 0001056288-04-000156

Federated Growth Strategies Fund II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted March 2, 2004
Accession No. 0001056288-04-000156

Federated High Income Bond Fund II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted March 2, 2004
Accession No. 0001056288-04-000156

Federated International Equity Fund II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted on March 2, 2004
Accession No. 0001056288-04-000156

Fidelity Variable Insurance Products (VIP) Fund

Fidelity VIP Growth Portfolio
File No. 811-05511
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000003

Fidelity VIP Contrafund Portfolio
File No. 811-05511
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000003

Fidelity VIP Investment Grade Bond Portfolio
File No. 811-05511
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000003

INVESCO Variable Investment Funds, Inc.:

VIF - Core Equity Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0001193125-04-029892

VIF - Financial Services Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0001193125-04-029199

VIF - Health Sciences Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0001193125-04-029199

VIF - High Yield Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0001193125-04-029892

VIF - Technology Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0001193125-04-029892

Janus Aspen Series:

Janus Aspen Balanced Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Janus Aspen Capital Appreciation Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Janus Aspen Flexible Income Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Janus Aspen Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Janus Aspen Mid Cap Growth
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Janus Aspen Worldwide Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000906185-04-000004

Maxim Series Fund, Inc.

Maxim Loomis Sayles Bond Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000017

Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000014

Maxim INVESCO Small Cap Growth Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000020

Maxim Ariel Mid-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000007

Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000008

Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000021

Maxim T.Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000028

Maxim U.S. Government Securities Portfolio
F File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000031

Maxim Profile Portfolios

Maxim Aggressive Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000022

Maxim Moderately Aggressive Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000022

Maxim Moderate Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000022

Maxim Moderately Conservative Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000022

Maxim Conservative Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000022

Neuberger Berman Advisers Management Trust

AMT Guardian Portfolio
File No. 811-04255
Form N-CSR
Filed via EDGAR and accepted February 27, 2004
Accession No. 0000943663-04-000144

AMT Mid-Cap Growth Portfolio
File No. 811-04255
Form N-CSR
Filed via EDGAR and accepted February 27, 2004
Accession No. 0000943663-04-000144

AMT Partners Portfolio
File No. 811-04255
Form N-CSR
Filed via EDGAR and accepted February 27, 2004
Accession No. 0000943663-04-000144

AMT Socially Responsive Portfolio
File No. 811-04255
Form N-CSR
Filed via EDGAR and accepted February 27, 2004
Accession No. 0000943663-04-000144

STI Classic Variable Trust

Capital Appreciation Fund
File No. 811-09032
Form N-CSR
Filed via EDGAR and accepted on March 10, 2004
Accession No. 0000935069-04-000447

Growth and Income Fund
File No. 811-09032
Form N-CSR
Filed via EDGAR and accepted on March 10, 2004
Accession No. 0000935069-04-000447

Small Cap Value Equity Fund
File No. 811-09032
Form N-CSR
Filed via EDGAR and accepted on March 10, 2004
Accession No. 0000935069-04-000447